Stockholders' Equity (Deficit) - Stockholders' Deficit - Restricted Stock Awards (Details) - Restricted Stock Award - USD ($)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	398,525
Grant date per share value	$ 1.95
Fair value of award	$ 800,000
Aggregate intrinsic value of unvested restricted stock awards	$ 600,000
Pre-vesting forfeitures percentage	0.00%
Fair value of restricted stock units vested	$ 600,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted	398,000
Vested	(199,000)
Restricted Stock Awards nonvested , Ending balance	199,000
Vested and expected to vest	398,000
Unrecognized compensation cost	$ 387,600
Vesting on grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%
Fair value expense percentage upon issuance	50.00%
Performance-based vesting conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value expense percentage upon fulfillment of agreed upon performance condition	50.00%